BUSINESS ACQUISITIONS - Perimeter Solutions (Details) - USD ($)	Nov. 09, 2021	Nov. 08, 2021	Dec. 31, 2021	Oct. 06, 2021	Oct. 05, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Sale of stock, number of shares issued (in shares)		115,000,000
Sale of stock, price per share (in usd per share)		$ 10.00
Warrants outstanding (in shares)		34,020,000	34,019,900
Warrant exercise price (in usd per share)		$ 12.00
Common stock, par value (in usd per share)	$ 1.00		$ 1			$ 1
Management Subscribers
Business Acquisition [Line Items]
Sale of stock, number of shares issued (in shares)	1,104,810
Sale of stock, price per share (in usd per share)	$ 10.00
Director Subscribers
Business Acquisition [Line Items]
Sale of stock, number of shares issued (in shares)	200,000
Sale of stock, price per share (in usd per share)	$ 10.00
SK Intermediate
Business Acquisition [Line Items]
Escrow deposit	$ 7,600,000
Transaction costs	59,500,000
Debt issuance costs, gross	13,300,000
SK Intermediate | Accumulated Deficit
Business Acquisition [Line Items]
Transaction costs	56,400,000
SK Intermediate | Other Operating Expense
Business Acquisition [Line Items]
Transaction costs	3,100,000
SK Holdings
Business Acquisition [Line Items]
Consideration received on sale of stock	1,900,000,000.0
Mandatorily Redeemable Preferred Stock
Business Acquisition [Line Items]
Mandatory redeemable shares amount	$ 100,000,000.0
EverArc Ordinary Shares Converted To PSSA Ordinary Shares
Business Acquisition [Line Items]
Shares converted (in shares)		40,832,600
SK Holdings Ordinary Shares Exchange
Business Acquisition [Line Items]
Shares converted (in shares)	10,000,000
Conversion of stock, price per share (in usd per share)	$ 10.00
Senior Notes Due 2029 | Senior Notes
Business Acquisition [Line Items]
Debt face amount	$ 675,000,000.0			$ 675,000,000.0	$ 600,000,000.0
Debt issuance costs, gross			$ 10,900,000		$ 11,000,000.0